ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 14.5%
	ALTERNATIVE DIVERSIFIERS — 14.5%
3,734,280	GMO Equity Dislocation Investment Fund - Class A1 2	$79,876,244
1,272,493	Managed Fund/Bridgewater Fund Limited2 3	110,072,975
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $200,506,549)	189,949,219
	OPEN-END MUTUAL FUNDS — 48.3%
	ALTERNATIVE DIVERSIFIERS — 11.0%
7,361,993	BlackRock Event Driven Equity Fund - Institutional Shares	71,190,475
7,573,485	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	72,402,514
		143,592,989
	CORE/ALTERNATIVE DIVERSIFIERS — 37.3%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV2 4	354,880,445
7,806,463	JPMorgan Global Allocation Fund - Class R6	132,475,675
		487,356,120
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $671,145,065)	630,949,109
	EXCHANGE-TRADED FUND — 5.1%
	REAL ASSET — 5.1%
1,913,834	iShares Gold Trust*	66,199,518
	TOTAL EXCHANGE-TRADED FUND
	(Cost $62,330,186)	66,199,518
	PRIVATE FUNDS[5] — 13.9%
	ALTERNATIVE DIVERSIFIERS — 9.1%
	Elliott Associates, LP* [6]	35,065,879
	Millennium International, Ltd. - Class GG* [7]	37,479,054
	Millennium International, Ltd. - Sub-Class GG-C* [8]	46,769,311
		119,314,244
	CORE DIVERSIFIERS — 4.8%
	All Weather Portfolio Limited* [9]	63,007,127
		63,007,127
	TOTAL PRIVATE FUNDS
	(Cost $152,272,958)	182,321,371
	SHORT-TERM INVESTMENT — 17.2%
224,613,701	JPMorgan Prime Money Market Fund - Institutional Shares, 4.42%[10]	224,726,007
	TOTAL SHORT-TERM INVESTMENT
	(Cost $224,665,229)	224,726,007

ASPIRIANT DEFENSIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS - Continued As of December 31, 2022 (Unaudited)
Number of Shares		Value
	TOTAL INVESTMENTS — 99.0%
	(Cost $1,310,919,987)	1,294,145,224

	Other assets less liabilities — 1.0%	12,872,561
	TOTAL NET ASSETS — 100.0%	$1,307,017,785

*	Non-income producing security.
[1]	Domiciled in Ireland.
[2]	Affiliated investments for which ownership exceeds 5% of the investment’s capital.
[3]	Domiciled in Jersey.
[4]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.
[5]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[6]	The investment was acquired on 1/2/2020. The cost is $31,679,600.
[7]	The investment was acquired on 1/1/2020. The cost is $23,605,278.
[8]	The investment was acquired on 10/1/2020. The cost is $38,137,780.
[9]	The investment was acquired on 5/1/2018. The cost is $58,850,300.
[10]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

Ltd. — Limited

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 22.3%
	AUSTRALIA — 0.1%
30,102	Woodside Energy Group Ltd.	$729,016

	BERMUDA — 0.4%
58,984	Arch Capital Group Ltd.*	3,703,015
2,589	Everest Re Group Ltd.	857,658
2,873	RenaissanceRe Holdings Ltd.	529,293
		5,089,966
	BRAZIL — 0.0%[1]
18,244	TIM S.A./Brazil - ADR[2]	212,543

	CANADA — 0.3%
4,984	Agnico Eagle Mines Ltd.	259,118
664	Brookfield Asset Management Ltd. - Class A*	18,999
21,862	Dollarama, Inc.	1,278,620
14,988	Franco-Nevada Corp.	2,045,562
		3,602,299
	CAYMAN ISLANDS — 0.6%
115,095	Alibaba Group Holding Ltd.*	1,262,927
273,500	CK Hutchison Holdings Ltd.	1,638,498
120,923	ENN Energy Holdings Ltd.	1,689,059
309,000	Kingboard Holdings Ltd.	979,880
140,500	Li Ning Co., Ltd.	1,208,160
54,300	Tencent Holdings Ltd.	2,302,340
		9,080,864
	CHINA — 0.2%
336,500	Anhui Conch Cement Co., Ltd. - Class H	1,172,524
447,500	China Shenhua Energy Co., Ltd.	1,289,104
1,327,000	Industrial & Commercial Bank of China Ltd. - Class H	680,605
		3,142,233
	CURACAO — 0.1%
36,337	Schlumberger Ltd.	1,942,576

	DENMARK — 0.2%
1,744	Genmab A/S*	737,354
15,654	Novo Nordisk A/S - ADR	2,118,612
		2,855,966
	FRANCE — 1.0%
7,942	Capgemini S.E.	1,327,713
24,714	Edenred	1,345,069
542	L'Oreal S.A.	194,089

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
1,911	LVMH Moet Hennessy Louis Vuitton S.E.	$1,390,622
255	Pernod Ricard S.A.	50,164
27,622	Publicis Groupe S.A.	1,764,558
39,579	Safran S.A.	4,957,428
12,515	Thales S.A.	1,599,027
14,845	Vinci S.A.	1,479,854
		14,108,524
	GERMANY — 0.5%
7,790	Knorr-Bremse A.G.	423,795
1,191	Muenchener Rueckversicherungs-Gesellschaft A.G.	385,254
7,996	Rheinmetall A.G.	1,591,814
30,105	SAP S.E.	3,108,062
10,943	Siemens A.G.	1,508,507
		7,017,432
	GUERNSEY — 0.1%
22,196	Amdocs Ltd.	2,017,616

	HONG KONG — 0.1%
124,000	Beijing Enterprises Holdings Ltd.	395,907
140,000	China Merchants Port Holdings Co., Ltd.	204,398
21,000	Power Assets Holdings Ltd.	114,775
57,000	Sun Hung Kai Properties Ltd.	778,584
137,800	Swire Properties Ltd.	349,033
		1,842,697
	INDIA — 0.2%
12,425	Dr Reddy's Laboratories Ltd. - ADR	642,994
87,492	Infosys Ltd. - ADR	1,575,731
		2,218,725
	IRELAND — 0.7%
19,060	Accenture PLC - Class A	5,085,971
4,694	Aon PLC - Class A	1,408,857
20,967	Johnson Controls International PLC	1,341,888
26,168	Medtronic PLC	2,033,777
		9,870,493
	ISRAEL — 0.1%
2,131	Elbit Systems Ltd.[2]	349,569
8,039	Nice Ltd. - ADR*	1,545,900
		1,895,469

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 0.7%
13,300	Asahi Kasei Corp.	$94,677
1,400	Bandai Namco Holdings, Inc.	87,751
8,371	FUJIFILM Holdings Corp.	418,562
6,200	Honda Motor Co., Ltd.	141,416
10,000	Itochu Corp.	313,728
2,800	Itochu Techno-Solutions Corp.	64,948
12,800	Japan Tobacco, Inc.	258,051
43,087	KDDI Corp.	1,306,695
25,600	MEIJI Holdings Co., Ltd.	1,312,210
221,500	Mitsubishi UFJ Financial Group, Inc.	1,487,022
118,800	Nippon Steel Corp.	2,061,315
13,900	Nippon Telegraph & Telephone Corp.	396,407
52,019	Nippon Telegraph & Telephone Corp. - ADR	1,469,537
5,800	Nissin Foods Holdings Co., Ltd.	459,328
34	Shin-Etsu Chemical Co., Ltd.	4,152
30	Toyota Motor Corp.	409
14,500	Trend Micro, Inc.	678,127
		10,554,335
	JERSEY — 0.1%
259,940	Glencore PLC	1,733,448

	NETHERLANDS — 0.6%
21,493	AerCap Holdings N.V.*	1,253,472
14,708	Airbus S.E.	1,748,818
107,437	CNH Industrial N.V.	1,723,504
34,843	Koninklijke Ahold Delhaize N.V.	1,001,781
8,495	NXP Semiconductors N.V.	1,342,465
99,314	Stellantis N.V.[2]	1,410,259
		8,480,299
	NEW ZEALAND — 0.0%[1]
101,544	Spark New Zealand Ltd.	347,664

	PHILIPPINES — 0.0%[1]
3,208	PLDT, Inc. - ADR	73,142

	SINGAPORE — 0.1%
12,622	DBS Group Holdings Ltd.	319,483
6,072	DBS Group Holdings Ltd. - ADR	615,519
37,000	United Overseas Bank Ltd.	847,516
		1,782,518

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA — 0.0%[1]
8,778	POSCO - ADR	$478,138
1	Woori Financial Group, Inc. - ADR	27
		478,165
	SPAIN — 0.0%[1]
12,172	Amadeus IT Group S.A.*	631,456

	SWITZERLAND — 0.6%
88	Alcon, Inc.	6,032
6,065	Garmin Ltd.	559,739
12,022	Nestle S.A.	1,388,654
7,504	Nestle S.A. - ADR	865,511
20,069	Novartis A.G.	1,816,193
4,401	Novartis A.G. - ADR	399,259
6,369	Roche Holding A.G.	2,001,379
90,470	UBS Group A.G.	1,681,496
227	Zurich Insurance Group A.G.	108,524
2,010	Zurich Insurance Group A.G. - ADR	96,169
		8,922,956
	TAIWAN — 0.5%
40,799	Chunghwa Telecom Co., Ltd. - ADR	1,492,835
71,297	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,310,914
66,650	United Microelectronics Corp. - ADR[2]	435,224
		7,238,973
	UNITED KINGDOM — 1.0%
44,157	Anglo American PLC	1,729,183
15,565	AstraZeneca PLC	2,106,246
1	AstraZeneca PLC - ADR	68
37,705	British American Tobacco PLC	1,491,540
123,283	Compass Group PLC	2,846,855
18,390	London Stock Exchange Group PLC	1,580,091
240,195	Standard Chartered PLC	1,791,499
47,838	Unilever PLC	2,415,238
		13,960,720
	UNITED STATES — 14.1%
14,394	Abbott Laboratories	1,580,317
5,851	Adobe, Inc.*	1,969,037
7,272	Adtalem Global Education, Inc.* [2]	258,156
12,168	Aflac, Inc.	875,366
796	Allstate Corp.	107,938
41,180	Alphabet, Inc. - Class A*	3,633,311

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
28,495	Alphabet, Inc. - Class C*	$2,528,361
38,726	Amazon.com, Inc.*	3,252,984
7,842	American Electric Power Co., Inc.	744,598
19,958	American Express Co.	2,948,795
11,848	Analog Devices, Inc.	1,943,427
66,549	Apple, Inc.	8,646,712
24,851	Ares Management Corp. - Class A	1,700,802
6,897	Arthur J. Gallagher & Co.	1,300,360
417	Atmos Energy Corp.[2]	46,733
711	Becton, Dickinson and Co.	180,807
1,736	Bio-Rad Laboratories, Inc. - Class A*	729,971
60,258	Brixmor Property Group, Inc. - REIT	1,366,049
21,240	Builders FirstSource, Inc.*	1,378,051
7,138	CDW Corp.	1,274,704
27,183	Charles Schwab Corp.	2,263,257
2,871	Chemed Corp.	1,465,445
5,174	Church & Dwight Co., Inc.	417,076
16,098	Ciena Corp.*	820,676
3,610	Cigna Corp.	1,196,137
28,313	Cisco Systems, Inc.	1,348,831
5,859	CNX Resources Corp.*	98,666
51,725	Coca-Cola Co.	3,290,227
3,107	Consolidated Edison, Inc.	296,128
6,135	Constellation Brands, Inc. - Class A	1,421,786
3,127	Constellation Energy Corp.	269,579
2,941	Corteva, Inc.	172,872
3,112	Costco Wholesale Corp.	1,420,628
54,811	Coterra Energy Inc.[2]	1,346,706
18,802	Dolby Laboratories, Inc. - Class A	1,326,293
883	DT Midstream, Inc.[2]	48,795
1,766	DTE Energy Co.	207,558
1,650	Duke Energy Corp.	169,934
10,755	Electronic Arts, Inc.	1,314,046
14,390	Elevance Health, Inc.	7,381,638
20,351	Eli Lilly & Co.	7,445,210
142	Embecta Corp.[2]	3,591
120	EOG Resources, Inc.	15,542
9,381	Exelon Corp.	405,541
6,989	ExlService Holdings, Inc.*	1,184,146
4,786	Expeditors International of Washington, Inc.	497,361

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,407	First Financial Corp.	$110,915
14,641	Flowers Foods, Inc.	420,782
18,898	Gaming and Leisure Properties, Inc. - REIT	984,397
6,449	Gartner, Inc.*	2,167,767
21,510	GoDaddy, Inc.*	1,609,378
1,177	Grand Canyon Education, Inc.*	124,362
29,375	H&R Block, Inc.	1,072,481
1,395	Hanover Insurance Group, Inc.	188,506
2,212	Home Depot, Inc.	698,682
17,694	Hormel Foods Corp.	805,962
5,694	Humana, Inc.	2,916,410
1,373	Incyte Corp.*	110,279
3,946	Intuit, Inc.	1,535,862
5,370	Intuitive Surgical, Inc.*	1,424,930
12,683	JM Smucker Co.	2,009,748
33,833	Johnson & Johnson	5,976,599
4,544	KLA Corp.	1,713,224
24,918	Knight-Swift Transportation Holdings, Inc.	1,305,952
6,549	Lam Research Corp.	2,752,545
9,882	Lancaster Colony Corp.	1,949,719
11,968	Life Storage, Inc. - REIT	1,178,848
7,838	Lowe's Cos., Inc.	1,561,643
5,857	LPL Financial Holdings, Inc.	1,266,108
6,448	Mastercard, Inc. - Class A	2,242,163
842	McCormick & Co., Inc.	69,793
7,071	McDonald's Corp.	1,863,421
4,853	McKesson Corp.	1,820,457
50,602	Merck & Co., Inc.	5,614,292
18,326	Meta Platforms, Inc. - Class A*	2,205,351
18,077	MetLife, Inc.	1,308,232
52,419	Microsoft Corp.	12,571,125
375	Monster Beverage Corp.*	38,074
18,174	Morgan Stanley	1,545,153
2,858	Motorola Solutions, Inc.	736,535
19,515	NetApp, Inc.	1,172,071
506	NIKE, Inc. - Class B	59,207
38	NVR, Inc.*	175,278
19,067	Omnicom Group, Inc.	1,555,295
37,963	Oracle Corp.	3,103,096
27,060	Otis Worldwide Corp.	2,119,069
1,570	PDC Energy, Inc.[2]	99,664

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
6,841	PepsiCo, Inc.	$1,235,895
28,279	Pfizer, Inc.	1,449,016
16,978	Philip Morris International, Inc.	1,718,343
6,463	Procter & Gamble Co.	979,532
13,143	Quest Diagnostics, Inc.	2,056,091
16,078	Raymond James Financial, Inc.	1,717,934
10,706	Republic Services, Inc.	1,380,967
2,143	ResMed, Inc.	446,023
11,709	Ross Stores, Inc.	1,359,064
3,545	Royal Gold, Inc.[2]	399,592
12,018	Salesforce.com, Inc.*	1,593,467
5,344	Stryker Corp.	1,306,555
6,162	Synopsys, Inc.*	1,967,465
20,182	Texas Instruments, Inc.	3,334,470
59,943	TJX Cos., Inc.	4,771,463
10,168	T-Mobile US, Inc.*	1,423,520
11,510	Tootsie Roll Industries, Inc.[2]	489,981
27,067	Trustmark Corp.[2]	944,909
77,193	U.S. Bancorp	3,366,387
5,400	U-Haul Holding Co.[2]	299,706
3,068	Ulta Beauty, Inc.*	1,439,107
4,755	United Therapeutics Corp.*	1,322,318
14,559	UnitedHealth Group, Inc.	7,718,891
4,781	Vertex Pharmaceuticals, Inc.*	1,380,657
40,318	VICI Properties, Inc. - REIT[2]	1,306,303
27,513	Visa, Inc. - Class A2	5,716,101
16,200	Walmart, Inc.	2,296,998
2,132	WEC Energy Group, Inc.	199,896
59,852	Wells Fargo & Co.	2,471,289
34,736	Werner Enterprises, Inc.	1,398,471
28,636	WillScot Mobile Mini Holdings Corp.* [2]	1,293,488
45,897	ZoomInfo Technologies, Inc.*	1,381,959
		204,643,381
	TOTAL COMMON STOCKS
	(Cost $262,652,936)	324,473,476

	EXCHANGE-TRADED FUNDS — 17.0%
1,571,202	iShares Edge MSCI Min Vol Global ETF[2]	149,295,614
3,913,890	Schwab Fundamental Emerging Markets Large Co. Index ETF[2]	96,986,194
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $231,766,674)	246,281,808

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUND — 6.0%
4,050,832	GMO Equity Dislocation Investment Fund - Class A3 4	$86,647,291
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost $84,563,280)	86,647,291

	OPEN-END MUTUAL FUNDS — 30.7%
2,996,275	AQR Large Cap Defensive Style Fund - Class R6	74,787,018
3,419,913	Baillie Gifford Emerging Markets Equities Fund - Class K	58,275,330
13,582,431	GMO Quality Fund - Class VI5	313,210,859
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $430,293,705)	446,273,207

	PREFERRED STOCK — 0.1%
	BRAZIL — 0.1%
441,100	Banco Bradesco S.A.	1,265,716
	TOTAL PREFERRED STOCK
	(Cost $1,695,309)	1,265,716

	PRIVATE FUNDS[6] — 13.9%
	Bridgewater All Weather China, Ltd.[7]	59,121,594
	RIEF Strategic Partners Fund LLC[8]	142,421,832
	TOTAL PRIVATE FUNDS
	(Cost $186,362,244)	201,543,426

	SHORT-TERM INVESTMENTS — 10.0%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 0.1%
	Collateral Investments	1,589,592

	MONEY MARKET FUND — 9.9%
143,557,596	JPMorgan Prime Money Market Fund - Institutional Shares, 4.42%[9]	143,629,375
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $145,174,257)	145,218,967

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,342,508,405)	1,451,703,891

	Other assets less liabilities — 0.0%[1]	285,121
	TOTAL NET ASSETS — 100.0%	$1,451,989,012

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

*	Non-income producing security.
[1]	Rounds to less than 0.05%.
[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $12,969,558.
[3]	Domiciled in Ireland.
[4]	Affiliated investments for which ownership exceeds 5% of the investment's capital.
[5]	Global equity fund.
[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[7]	The investment was acquired on 3/1/2021. The cost is $64,000,000.
[8]	The investment was acquired on 7/2/2018. The cost is $122,362,244.
[9]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 81.3%
	ALABAMA — 1.5%
	Black Belt Energy Gas District
$2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	$1,950,500
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	988,423
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,033,787
500,000	4.31% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	475,433
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	513,895
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,115,785
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,578,187
1,710,000	Southeast Alabama Gas Supply District, 3.61% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[2]	1,682,615
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,084,112
		13,422,737
	ARIZONA — 1.2%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023	500,201
	Arizona Industrial Development Authority
985,000	4.00%, 03/1/2027[4]	946,231
600,000	4.00%, 07/1/2041, Call 07/1/2026	522,126
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	485,257
350,000	4.00%, 07/1/2061, Call 07/1/2026	269,353
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	164,253
1,250,000	City of Peoria, 3.00%, 07/15/2033, Call 07/15/2031	1,241,500
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	654,986
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	670,031
500,000	Industrial Development Authority of the County of Pima, 6.75%, 03/1/2034, Call 03/1/2024	501,922
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 02/6/2023[4]	313,267
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	948,980
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	113,923
500,000	Maricopa County Pollution Control Corp., 2.40%, 06/1/2035, Call 12/1/2031	380,716

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	$2,086,304
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	805,927
		10,604,977
	ARKANSAS — 0.3%
	Arkansas Development Finance Authority
1,800,000	4.50%, 09/1/2049, Call 09/1/20263 4	1,574,661
500,000	5.45%, 09/1/2052, Call 09/1/20253 4	485,651
500,000	State of Arkansas, 3.00%, 10/1/2024, Call 01/20/2023	499,950
		2,560,262
	CALIFORNIA — 7.3%
640,000	Anaheim Public Financing Authority, 5.00%, 05/1/2046, Call 05/1/2024	659,147
1,000,000	Bay Area Toll Authority, 4.91% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,008,617
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	969,826
	California Community Choice Financing Authority
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	497,659
1,000,000	4.83% (SOFR Rate+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,005,559
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	81,277
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	160,970
1,000,000	4.00%, 05/15/2046, Call 05/15/2032	963,188
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,065,723
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 02/6/2023	859,884
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,034,895
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	47,598
850,000	5.00%, 06/1/2046, Call 06/1/2026	854,459
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	870,563
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20233 4	999,945
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	52,930
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	658,243
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,210,408
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	105,860
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	903,809
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	355,945
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,030,992
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	887,126

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,500,000	5.25%, 12/1/2044, Call 12/1/2024	$1,500,803
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,004,714
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[3]	643,865
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	202,565
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	507,231
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	934,871
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,580,250
1,000,000	5.50%, 05/15/2035, Call 11/15/2031[3]	1,120,548
1,895,000	Coachella Valley Water District, 5.00%, 08/1/2051, Call 08/1/2031	2,038,843
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	634,955
1,250,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	1,177,831
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,254,859
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,021,356
500,000	Golden State Tobacco Securitization Corp., 5.00%, 06/1/2051, Call 12/1/2031	513,726
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	978,585
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,025,410
1,250,000	Lodi Unified School District, 3.00%, 08/1/2046, Call 08/1/2030	959,595
1,000,000	Los Angeles Department of Water & Power Water System Revenue, 5.00%, 07/1/2042, Call 01/1/2031	1,098,599
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	371,029
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,483,201
850,000	Peralta Community College District, AGM, 4.00%, 08/1/2039, Call 08/1/2025	850,240
1,000,000	Perris Union High School District, 3.00%, 09/1/2037, Call 09/1/2029	880,217
1,510,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,610,271
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,013,963
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	719,608
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	789,857
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,740,195
950,000	Sacramento City Unified School District, BAM, 5.50%, 08/1/2047, Call 08/1/2030	1,065,093
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,687,650
1,000,000	San Francisco City & County Airport Commission-San Francisco International Airport, 5.00%, 05/1/2039, Call 05/1/2029[3]	1,036,325
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,200,188

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	$298,522
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	995,037
	Santa Ana Financing Authority, NATL-RE
215,000	6.25%, 07/1/2024	222,071
215,000	6.25%, 07/1/2024	222,202
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	395,981
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,013,308
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	603,205
1,390,000	5.00%, 11/1/2033	1,493,161
	State of California
1,155,000	5.00%, 12/1/2028	1,308,213
855,000	5.00%, 04/1/2042, Call 04/1/2032	951,130
500,000	5.00%, 09/1/2042, Call 09/1/2032	558,349
1,000,000	5.00%, 09/1/2052, Call 09/1/2032	1,094,999
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	106,732
		64,193,976
	COLORADO — 4.8%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	427,371
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	602,357
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,029,747
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	639,396
500,000	5.00%, 12/1/2043, Call 12/1/2023	507,838
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2038, Call 11/15/2032[3]	1,102,434
2,000,000	5.25%, 12/1/2043, Call 12/1/2028[3]	2,072,994
1,000,000	City & County of Denver Co. Airport System Revenue, 5.75%, 11/15/2041, Call 11/15/2032[3]	1,100,164
2,000,000	City of Colorado Springs Co. Utilities System Revenue, 5.00%, 11/15/2044, Call 11/15/2024	2,054,557
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	516,207
550,000	4.75%, 04/1/2030, Call 02/6/2023	550,404
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,055,765

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	$435,967
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	402,637
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	102,689
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,068,350
500,000	4.00%, 10/1/2039, Call 10/1/2024	480,118
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	514,242
500,000	5.00%, 06/1/2036, Call 06/1/2027	545,552
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	910,721
500,000	8.00%, 08/1/2043, Call 02/1/2024	506,438
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,010,083
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,679,990
500,000	5.25%, 11/1/2052, Call 11/1/2032	514,101
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	450,109
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	506,558
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,473,346
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	494,412
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	370,006
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,188,764
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 02/6/2023	1,010,182
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	750,815
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,910,733
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	798,002
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	939,340
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	452,285
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,198,966
1,500,000	State of Colorado, 6.00%, 12/15/2040, Call 12/15/2032	1,770,430
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	131,164
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	933,829
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	556,124
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,061,182
		41,826,369
	CONNECTICUT — 0.9%
1,685,000	City of Bridgeport, 5.00%, 06/1/2029	1,876,026
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 02/6/2023[3]	499,925

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT (Continued)
	Connecticut State Health & Educational Facilities Authority
$375,000	5.00%, 06/1/2033, Call 06/1/2030	$417,381
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,328,118
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	971,015
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,475,342
1,250,000	State of Connecticut Special Tax Revenue, AGM, 4.00%, 05/1/2038, Call 05/1/2031	1,238,705
		7,806,512
	DELAWARE — 0.4%
	Delaware River & Bay Authority
300,000	5.00%, 01/1/2035, Call 01/1/2032	344,740
375,000	5.00%, 01/1/2036, Call 01/1/2032	425,867
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,031,993
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,521,918
		3,324,518
	DISTRICT OF COLUMBIA — 1.5%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,042,220
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,571,524
1,465,000	5.00%, 10/15/2044, Call 04/15/2029	1,567,615
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,467,749
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,858,276
655,000	5.00%, 10/1/2044, Call 10/1/2024[3]	657,904
500,000	Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/1/2046, Call 10/1/2031[3]	512,787
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	730,168
615,000	6.50%, 10/1/2041, Call 10/1/2026	697,032
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	1,843,940
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	508,436
875,000	4.00%, 10/1/2036, Call 10/1/2030	873,623
		13,331,274
	FLORIDA — 5.8%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,342,477

790,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	790,364

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	$92,613
500,000	Broward County FL Water & Sewer Utility Revenue, 4.00%, 10/1/2047, Call 10/1/2031	473,315
	Capital Trust Agency, Inc.
400,000	4.38%, 06/15/2027[4]	388,889
580,000	5.35%, 07/1/2029, Call 02/6/2023	580,650
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	89,802
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	502,282
2,435,000	City of Lakeland, 5.00%, 11/15/2045, Call 11/15/2024	2,440,890
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	581,442
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	486,732
1,000,000	City of Tampa , 5.00%, 11/15/2046, Call 05/15/2026	1,013,219
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	501,903
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	1,022,424
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,448,878
500,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2049, Call 10/1/2029[3]	502,898
500,000	County of Miami-Dade Transit System, 5.00%, 07/1/2045, Call 07/1/2032	535,115
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	163,173
1,325,000	County of Palm Beach FL Airport System Revenue, 5.00%, 10/1/2023[3]	1,339,405
500,000	County of St. Lucie, 3.55%, 09/1/2028, Call 01/4/2023[1]	500,000
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	755,921
500,000	8.50%, 06/15/2044, Call 06/15/2023	511,297
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	825,612
1,710,000	6.50%, 01/1/2049, Call 02/6/20231 3 4	1,528,362
3,000,000	7.38%, 01/1/2049, Call 01/1/20243 4	2,625,028
2,000,000	7.25%, 07/1/2057, Call 02/6/20231 3 4	1,994,458
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	452,257
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 02/6/2023	1,001,529
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	490,985
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[3]	1,000,411
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,685,266
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,065,040
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	2,046,109
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,119,170

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
	Lake Ashton Community Development District
$65,000	5.00%, 05/1/2025	$65,315
390,000	5.00%, 05/1/2037, Call 05/1/2025	379,931
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,684,078
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 02/6/2023[4]	99,996
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	1,981,504
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	975,400
870,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	873,451
385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/1/2023	379,437
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	1,006,016
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	642,032
320,000	5.25%, 09/15/2044, Call 09/15/2024	324,394
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	105,440
1,000,000	North Sumter County Utility Dependent District, AGM, 5.00%, 10/1/2052, Call 10/1/2031	1,047,208
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	727,055
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,576,449
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	101,423
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,013,379
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	133,916
485,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	484,888
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	842,821
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,057,981
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	719,941
		51,119,971
	GEORGIA — 1.9%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,062,286
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	961,264
	Burke County Development Authority
500,000	2.25%, 10/1/2032[1]	497,223

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$500,000	2.20%, 10/1/2032, Call 11/19/2026	$412,272
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	856,148
1,000,000	3.00%, 11/1/2045[1]	999,669
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	517,299
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,007,772
500,000	George L Smith II Congress Center Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	399,156
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,125,853
750,000	Georgia Ports Authority, 5.00%, 07/1/2047, Call 07/1/2032	823,401
1,000,000	Georgia State Road & Tollway Authority, 5.00%, 06/1/2032, Call 06/1/2030	1,151,677
395,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	394,055
	Main Street Natural Gas, Inc.
1,100,000	4.00%, 12/1/2026	1,093,853
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,518,048
1,500,000	4.00%, 08/1/2052, Call 05/1/20271 4	1,410,880
200,000	Municipal Electric Authority of Georgia, 5.00%, 01/1/2056, Call 01/1/2030	198,584
	Private Colleges & Universities Authority
1,325,000	5.00%, 04/1/2044, Call 04/1/2024	1,359,004
1,000,000	5.25%, 10/1/2051, Call 10/1/2032	1,053,917
		16,842,361
	GUAM — 0.2%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	505,587
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,007,518
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	218,710
		1,731,815
	HAWAII — 0.1%
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[3]	1,012,809

	IDAHO — 0.2%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 07/1/20244	302,394
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	388,300
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	430,081
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	584,172
		1,704,947
	ILLINOIS — 11.2%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	104,982
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,058,992

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$180,000	5.00%, 04/1/2037, Call 04/1/2027	$181,667
500,000	5.00%, 04/1/2038, Call 04/1/2028	504,341
500,000	5.25%, 12/1/2039, Call 12/1/2024	498,859
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	979,522
575,000	5.00%, 12/1/2042, Call 02/6/2023	551,864
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,065,794
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,141,500
	Chicago O'Hare International Airport
1,000,000	3.88%, 01/1/2032, Call 02/6/2023	1,000,295
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	514,152
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,522,612
1,000,000	Chicago O'Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	1,049,778
680,000	Chicago Park District, 5.00%, 11/15/2024	697,806
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,537,995
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	1,510,885
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	1,925,725
	City of Chicago
1,000,000	5.00%, 01/1/2027	1,035,582
800,000	4.84%, 04/15/2028, Call 01/16/2023[4]	800,435
1,000,000	5.50%, 01/1/2033, Call 01/1/2025	1,020,371
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,934,967
1,250,000	4.00%, 01/1/2036, Call 01/1/2031	1,159,625
880,000	6.00%, 01/1/2038, Call 01/1/2027	928,722
500,000	5.50%, 01/1/2040, Call 01/1/2025	506,433
	City of Chicago Wastewater Transmission Revenue
1,960,000	5.00%, 01/1/2028, Call 02/6/2023	1,961,402
665,000	5.00%, 01/1/2034, Call 01/1/2025	675,179
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,006,993
	City of Chicago Waterworks Revenue
1,000,000	5.00%, 11/1/2031, Call 11/1/2024	1,019,103
1,000,000	5.00%, 11/1/2044, Call 11/1/2024	1,004,648
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,036,207
1,270,000	County of Cook, 5.00%, 11/15/2032, Call 11/15/2030	1,416,335
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,283,477
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,073,203
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,022,218

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$570,000	3.90%, 11/1/2036, Call 11/1/2027	$576,310
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	725,121
425,000	5.00%, 08/1/2027	442,959
500,000	5.00%, 08/1/2028, Call 08/1/2027	519,969
670,000	5.00%, 03/1/2033, Call 03/1/2027	703,092
315,000	5.00%, 02/15/2034, Call 02/15/2027	334,488
500,000	5.00%, 03/1/2034, Call 03/1/2027	523,437
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,032,758
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,312,724
225,000	5.00%, 02/15/2037, Call 08/15/2027	214,680
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,716,379
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	999,260
550,000	5.00%, 09/1/2042, Call 09/1/2024	569,379
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	866,798
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,687,225
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,942,166
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	1,878,150
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	974,359
1,000,000	Illinois Municipal Electric Agency, 4.00%, 02/1/2034, Call 08/1/2025	1,008,604
1,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 06/15/2024	1,021,301
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,057,615
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,586,814
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,103,925
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	1,000,163
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	436,210
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,323,793
530,000	5.00%, 06/15/2057, Call 12/15/2027	512,245
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	775,653
3,300,000	0.00%, 12/15/2030	2,395,961
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,997,430
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,032,211
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	789,180
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,106,262

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$500,000	4.00%, 01/1/2038, Call 01/1/2030	$482,528
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	742,152
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,031,249
	State of Illinois
1,000,000	5.00%, 03/1/2023	1,002,147
1,000,000	5.00%, 02/1/2025	1,020,692
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,511,984
1,000,000	5.00%, 11/1/2026	1,031,149
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,025,081
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,770,816
660,000	5.00%, 03/1/2036, Call 03/1/2031	665,456
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	923,780
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,491,751
1,000,000	5.50%, 03/1/2042, Call 03/1/2032	1,031,770
500,000	5.00%, 03/1/2046, Call 03/1/2031	486,592
1,000,000	State of Illinois Sales Tax Revenue, 5.00%, 06/15/2030	1,069,873
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,032,413
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,462,387
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	526,392
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027	1,000,000
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	408,728
250,000	0.00%, 01/1/2032	177,605
750,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	674,665
		98,467,500
	INDIANA — 1.0%
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,333,650
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	886,189
1,000,000	3.00%, 11/1/2030	886,189
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,043,074
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,014,621
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[3]	506,626
		8,670,349

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IOWA — 0.4%
	Iowa Finance Authority
$1,520,000	4.75%, 08/1/2042, Call 02/6/2023	$1,431,180
1,000,000	5.00%, 12/1/2050, Call 12/1/2029	934,436
4,655,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	504,309
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	512,100
		3,382,025
	KENTUCKY — 0.8%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	205,226
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,081,597
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,354,739
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	816,127
2,600,000	Kentucky Public Energy Authority, 4.00%, 01/1/2049, Call 10/1/2024[1]	2,581,503
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,077,794
		7,116,986
	LOUISIANA — 1.4%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,169,117
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,577,021
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,235,991
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,022,011
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	505,811
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,028,229
885,000	6.50%, 07/1/2036, Call 07/1/20233 4	890,675
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,432,699
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	535,972
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,482,632
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,286,148
		12,166,306
	MAINE — 0.8%
	Maine Health & Higher Educational Facilities Authority
1,000,000	5.00%, 07/1/2028, Call 07/1/2027	1,075,214
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,694,801
700,000	5.00%, 07/1/2035, Call 07/1/2027	734,588
	Maine Health & Higher Educational Facilities Authority, AGM

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE (Continued)
$500,000	4.00%, 07/1/2036, Call 07/1/2031	$506,274
500,000	4.00%, 07/1/2039, Call 07/1/2031	496,057
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,661,606
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 02/6/2023[3]	502,255
		6,670,795
	MARYLAND — 1.7%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,656,236
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,343,885
1,330,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,403,399
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,614,488
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	1,009,411
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,709,042
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,008,945
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,087,549
500,000	5.00%, 07/1/2045, Call 07/1/2025	500,933
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	916,280
340,000	Maryland Stadium Authority, 5.00%, 05/1/2047, Call 05/1/2028	380,256
		14,630,424
	MASSACHUSETTS — 0.5%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	117,106
1,000,000	Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/1/2049, Call 06/1/2029	1,062,583
	Massachusetts Development Finance Agency
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	846,955
1,000,000	5.00%, 08/15/2045, Call 08/15/2025	1,010,449
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,066,412
200,000	4.25%, 07/1/2046, Call 07/1/2026[3]	182,243
		4,285,748
	MICHIGAN — 2.5%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	501,022
685,000	Grand Rapids Public Schools, AGM, 5.00%, 05/1/2024	704,047
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,049,464
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 02/6/2023	239,233
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,178,183

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$2,500,000	5.00%, 10/1/2033, Call 10/1/2024	$2,551,887
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,030,033
500,000	5.00%, 07/1/2035, Call 07/1/2025	514,297
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,351,673
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,002,327
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,021,351
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,864,660
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,481,639
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	917,161
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,116,744
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 02/6/2023	249,262
890,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	837,611
500,000	Summit Academy, 6.38%, 11/1/2035, Call 02/6/2023	449,170
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,579,079
		21,638,843
	MINNESOTA — 0.2%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	246,472
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	67,571
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,691,383
		2,005,426
	MISSOURI — 1.1%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	63,093
780,000	City of Kansas City, 5.00%, 09/1/2027	850,495
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	664,813
685,000	5.00%, 01/1/2032, Call 01/1/2028	757,480
350,000	5.00%, 01/1/2034, Call 01/1/2028	386,484
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	650,999
445,000	5.00%, 10/1/2047, Call 10/1/2027	450,128
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,028,435
350,000	4.00%, 11/15/2049, Call 11/15/2027	309,380
1,000,000	4.00%, 06/1/2053, Call 06/1/2030	885,682
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	1,016,105

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSOURI (Continued)
$1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	$1,050,641
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,458,249
		9,571,984
	NEBRASKA — 0.3%
1,350,000	Central Plains Energy Project, 4.00%, 12/1/2049, Call 05/1/2025[1]	1,346,805
1,000,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	1,077,048
500,000	Omaha Public Power District, 5.25%, 02/1/2052, Call 02/1/2032	552,598
		2,976,451
	NEVADA — 1.5%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	244,863
800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	907,920
	County of Clark
500,000	2.10%, 06/1/2031	403,672
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,613,097
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,037,153
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,041,956
750,000	4.00%, 07/1/2049, Call 07/1/2028	669,467
	Las Vegas Valley Water District
1,000,000	5.00%, 06/1/2033, Call 12/1/2024	1,038,184
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,079,157
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,086,864
1,000,000	State of Nevada, 4.00%, 05/1/2033, Call 05/1/2031	1,064,426
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	586,072
		12,772,831
	NEW HAMPSHIRE — 0.2%
478,944	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	464,702
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,136,113
215,000	5.00%, 08/1/2037, Call 02/1/2028	227,193
		1,828,008
	NEW JERSEY — 3.4%
	New Jersey Economic Development Authority
170,000	5.13%, 09/15/2023, Call 02/6/2023[3]	170,431
890,000	3.13%, 07/1/2029, Call 07/1/2027	873,310
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	967,021
100,000	5.00%, 07/15/2032, Call 07/15/2027	103,353
500,000	5.00%, 07/1/2033, Call 07/1/2027	521,332

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	$282,174
880,000	5.00%, 06/15/2036, Call 12/15/2026	910,442
1,050,000	5.25%, 06/15/2040, Call 06/15/2025	1,066,190
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	351,843
1,000,000	New Jersey Economic Development Authority, AMBAC, 5.50%, 09/1/2024	1,037,501
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,025,247
1,175,000	New Jersey Health Care Facilities Financing Authority, 5.00%, 07/1/2046, Call 07/1/2025	1,183,473
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	538,846
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	853,584
3,595,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[3]	3,561,556
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,311,988
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	1,946,662
500,000	5.00%, 06/15/2040, Call 12/15/2030	518,037
500,000	4.00%, 06/15/2042, Call 06/15/2032	448,314
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,078,727
805,000	5.00%, 06/15/2044, Call 06/15/2024	807,455
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	3,864,776
250,000	5.50%, 06/15/2050, Call 12/15/2032	267,567
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,896,564
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,016,703
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	354,542
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,655,766
		29,613,404
	NEW MEXICO — 0.2%
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	794,940
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	977,842
		1,772,782
	NEW YORK — 5.4%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023[4]	417,477
1,035,000	City of Long Beach , 5.00%, 09/1/2027	1,089,306
	City of New York
1,210,000	4.00%, 08/1/2042, Call 08/1/2031	1,160,285
1,000,000	5.25%, 09/1/2042, Call 09/1/2032	1,112,761
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	967,703
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,022,248

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	4.60%, 02/1/2051, Call 02/1/2030	$739,799
	Metropolitan Transportation Authority
1,000,000	5.25%, 11/15/2031, Call 11/15/2025	1,027,299
2,000,000	5.00%, 11/15/2033, Call 05/15/2028	2,051,115
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	662,727
	New York City Municipal Water Finance Authority
1,000,000	5.00%, 06/15/2048, Call 06/15/2030	1,058,400
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,096,205
	New York City Transitional Finance Authority Building Aid Revenue, SAW
1,000,000	4.00%, 07/15/2034, Call 07/15/2031	1,030,334
750,000	3.00%, 07/15/2047, Call 07/15/2030	584,844
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/2041, Call 11/1/2029	957,558
2,025,000	New York City Water & Sewer System, 5.00%, 06/15/2048, Call 12/15/2027	2,109,284
615,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	626,202
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,099,535
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	1,947,255
730,000	3.00%, 02/15/2042, Call 02/15/2030	567,081
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	910,712
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,507,558
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	683,066
1,000,000	5.00%, 03/15/2041, Call 03/15/2029	1,058,761
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,026,086
500,000	4.00%, 07/1/2048, Call 07/1/2031	456,557
560,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	598,475
	New York Transportation Development Corp.
2,000,000	5.00%, 07/1/2046, Call 07/1/2024[3]	1,917,376
1,750,000	5.25%, 01/1/2050, Call 07/1/2024[3]	1,703,002
1,000,000	New York Transportation Development Corp., AGM, 4.00%, 07/1/2037, Call 07/1/20243	914,072
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	235,841
500,000	5.00%, 07/1/2045, Call 07/1/2025	497,370
1,200,000	Onondaga County Trust for Cultural Resources, 5.00%, 12/1/2043, Call 12/1/2029	1,302,827
	Port Authority of New York & New Jersey
2,000,000	5.00%, 09/1/2032, Call 09/1/2024[3]	2,037,855
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,716,527
375,000	Suffolk County Water Authority, 3.00%, 06/1/2045, Call 06/1/2030	304,556

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	Triborough Bridge & Tunnel Authority
$1,500,000	5.00%, 11/15/2045, Call 11/15/2025	$1,543,859
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,134,812
1,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue, 5.25%, 05/15/2052, Call 11/15/2032	1,096,373
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	872,189
250,000	Utility Debt Securitization Authority, 5.00%, 12/15/2031, Call 12/15/2023	254,677
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	752,777
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	742,828
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	256,477
		47,852,051
	NORTH CAROLINA — 0.6%
1,380,000	City of Charlotte NC Water & Sewer System Revenue, 4.00%, 07/1/2035, Call 07/1/2028	1,426,537
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,057,216
	North Carolina Medical Care Commission
2,000,000	5.00%, 12/1/2033, Call 02/6/2023	2,000,170
715,000	4.00%, 09/1/2046, Call 09/1/2028	578,038
		5,061,961
	NORTH DAKOTA — 0.3%
500,000	County of Burleigh, 4.38%, 04/15/2026	489,732
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,727,019
		2,216,751
	OHIO — 1.3%
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	869,287
830,000	City of Akron, 5.00%, 12/1/2026	858,325
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	928,729
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	719,478
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,124,185
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	1,962,769
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	495,117
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,419,899
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,618,123
		10,995,912

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA — 0.7%
$940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	$972,407
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,060,780
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,065,739
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	1,019,798
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,868,319
		5,987,043
	OREGON — 0.5%
1,325,000	County of Clackamas, 3.00%, 06/1/2028, Call 02/6/2023	1,325,152
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	982,550
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,012,836
45,000	5.00%, 10/1/2046, Call 10/1/2026	48,517
720,000	5.00%, 10/1/2046, Call 10/1/2026	724,341
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	435,910
		4,529,306
	PENNSYLVANIA — 3.0%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	304,302
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	95,812
250,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2032	244,502
100,000	Chester County Industrial Development Authority, 5.00%, 10/1/2034, Call 10/1/2024	101,242
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/20303	924,393
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	1,967,203
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,070,047
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	381,512
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	272,300
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	680,532
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,557,712
	Pennsylvania Economic Development Financing Authority
250,000	6.40%, 12/1/2038, Call 09/1/2025[5]	125,000
300,000	10.00%, 12/1/2040, Call 06/1/2030[4]	268,363
300,000	10.00%, 12/1/2040, Call 06/1/20303 4	268,363
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	888,935

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$1,000,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	$1,048,784
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.00%, 08/15/2027	1,099,570
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,088,136
500,000	5.00%, 12/1/2041, Call 06/1/2026	515,257
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,045,804
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	927,981
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,034,031
500,000	5.25%, 12/1/2052, Call 12/1/2032	537,798
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	853,739
500,000	8.00%, 01/1/2033	500,000
500,000	6.88%, 06/15/2033, Call 06/15/2023	506,708
850,000	4.00%, 11/1/2037, Call 11/1/2029	822,094
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	925,514
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,410
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,026,649
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	883,050
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,266,812
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	285,593
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	535,049
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	497,775
		26,555,972
	PUERTO RICO — 0.7%
	Commonwealth of Puerto Rico
30,863	5.25%, 07/1/2023	30,867
18,548	0.00%, 07/1/2024	17,198
61,865	5.38%, 07/1/2025	62,375
61,305	5.63%, 07/1/2027	62,536
1,060,310	5.63%, 07/1/2029	1,086,682
1,558,579	5.75%, 07/1/2031	1,614,761
55,548	4.00%, 07/1/2033, Call 07/1/2031	48,283
71,485	0.00%, 07/1/2033, Call 07/1/2031	38,760
49,930	4.00%, 07/1/2035, Call 07/1/2031	42,139

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PUERTO RICO (Continued)
$42,853	4.00%, 07/1/2037, Call 07/1/2031	$35,166
263,008	0.00%, 11/1/2043[1]	115,395
60,594	4.00%, 07/1/2046, Call 07/1/2031	45,613
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042[5]	1,465,000
2,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	1,820,860
		6,485,635
	RHODE ISLAND — 0.4%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,560,448
1,000,000	Rhode Island Health & Educational Building Corp., 6.00%, 09/1/2033, Call 09/1/2023	1,019,858
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	574,693
		3,154,999
	SOUTH CAROLINA — 1.2%
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,033,424
500,000	South Carolina Jobs-Economic Development Authority, 6.00%, 02/1/2035, Call 02/6/20233 4 5	200,000
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/20283	2,075,848
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,631,712
730,000	5.00%, 12/1/2055, Call 06/1/2025	707,716
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,020,535
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,170,623
		10,839,858
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,202,237

	TENNESSEE — 1.0%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,131,792
	Knox County Health Educational & Housing Facility Board
365,000	0.00%, 05/1/2025, Call 11/1/20244 5	171,550
45,000	0.00%, 05/1/2034[5]	21,150
1,000,000	Metropolitan Nashville Airport Authority, 5.25%, 07/1/2047, Call 07/1/2032[3]	1,045,295
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,466,675
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,058,552
	Tennessee Energy Acquisition Corp.

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
$1,000,000	5.63%, 09/1/2026	$1,046,966
2,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	2,482,311
		8,424,291
	TEXAS — 6.7%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	74,953
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	327,067
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	919,420
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,055,234
1,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2035, Call 11/15/2026[3]	1,033,452
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,058,668
1,255,000	City of Garland TX Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,235,380
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	235,252
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,035,765
	City of Houston Airport System Revenue
600,000	4.75%, 07/1/2024[3]	598,771
750,000	5.00%, 07/15/2035, Call 07/15/2025[3]	723,164
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,275,731
1,100,000	City of Houston Combined Utility System Revenue, 5.00%, 11/15/2029	1,252,128
1,280,000	City of Mesquite Waterworks & Sewer System Revenue, 3.00%, 03/1/2033, Call 03/1/2030	1,214,456
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	814,984
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 02/6/2023	500,296
100,000	4.40%, 12/1/2047, Call 02/6/2023	91,183
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,399,803
1,000,000	Dallas Fort Worth International Airport, 4.00%, 11/1/2036, Call 11/1/2030	1,003,941
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,019,548
260,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	265,853
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,136,505
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,062,888
1,050,000	Hale Center Education Facilities Corp., 5.00%, 03/1/2032	1,110,381
1,300,000	Harlandale Independent School District, PSF, 5.25%, 08/15/2042, Call 08/15/2032	1,476,260
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	3,047,017
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,166,174
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 01/25/20233 4	482,013

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	New Hope Cultural Education Facilities Finance Corp.
$600,000	4.75%, 04/1/2034, Call 04/1/2024	$613,583
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,025,664
2,505,000	5.00%, 07/1/2047, Call 07/1/2025[5]	2,129,250
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	383,480
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,506,520
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,212,963
500,000	North Texas Tollway Authority, 4.13%, 01/1/2039, Call 01/1/2032	496,465
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,088,505
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 02/6/2023[5]	610,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	306,277
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,816,405
	San Antonio Water System
1,000,000	5.00%, 05/15/2043, Call 05/15/2028	1,050,361
1,000,000	5.25%, 05/15/2052, Call 05/15/2032	1,091,534
500,000	Southwest Higher Education Authority, Inc., 4.00%, 10/1/2042, Call 10/1/2023	478,743
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., 4.20%, 09/1/2025, Call 09/1/2023	1,007,633
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,418,005
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	579,696
1,060,000	6.25%, 12/15/2026	1,116,100
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	461,556
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[3]	1,112,265
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,073,090
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	440,589
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,515,460
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,023,566
1,000,000	5.00%, 08/1/2041, Call 08/1/2032	1,110,660
	Town of Westlake
175,000	5.50%, 09/1/2025	173,830
200,000	6.13%, 09/1/2035, Call 09/1/2025	200,004
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,218,427
		58,876,918

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	UTAH — 0.4%
1,000,000	City of Salt Lake City UT Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	939,326
750,000	Intermountain Power Agency, 4.00%, 07/1/2036, Call 07/1/2031	773,970
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,023,805
	Utah Charter School Finance Authority
800,000	4.50%, 07/15/2027[4]	774,820
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	458,252
		3,970,173
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,002,984
	VIRGINIA — 1.0%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	464,750
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,002,858
1,000,000	Chesapeake Hospital Authority, 4.00%, 07/1/2037, Call 07/1/2029	984,708
1,000,000	Fairfax County Industrial Development Authority, 3.50%, 05/15/2039, Call 05/15/2032	907,104
30,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 02/6/20233 4	30,017
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,137,818
	Virginia Small Business Financing Authority
2,225,000	4.00%, 01/1/2038, Call 01/1/2032[3]	2,068,051
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	447,673
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,656,509
		8,699,488
	WASHINGTON — 3.1%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,085,581
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,567,855
705,000	King County Public Hospital District No. 4, 5.00%, 12/1/2038, Call 12/1/2025	695,910
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,305,582
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,285,057
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,626,318
65,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	71,746

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
	Port of Seattle
$1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	$1,538,070
500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	514,779
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,527,606
	State of Washington
1,695,000	5.00%, 08/1/2036, Call 08/1/2029	1,868,058
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	1,736,680
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,818,168
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,591,405
195,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 01/20/2023	183,222
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	523,155
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,845,551
500,000	5.00%, 08/1/2038, Call 08/1/2029	517,267
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	906,026
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	988,749
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,042,009
		27,238,794
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,007,718
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,079,875
		2,087,593
	WISCONSIN — 1.3%
	Public Finance Authority
665,000	4.00%, 07/1/2027, Call 07/1/2024	660,160
500,000	5.75%, 02/1/2035, Call 02/1/2025	471,319
535,000	5.00%, 07/1/2037, Call 07/1/2024	536,968
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	830,493
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	455,969
500,000	5.00%, 02/1/2042, Call 02/1/2032	483,226
1,000,000	5.00%, 07/1/2042, Call 02/6/2023[3]	968,430
165,000	6.00%, 07/15/2042, Call 01/25/2023	165,060
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	453,608
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,004,251
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	212,175
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	162
7,085	0.00%, 01/1/20474 5	149

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$7,034	0.00%, 01/1/20484 5	$141
6,984	0.00%, 01/1/20494 5	133
6,882	0.00%, 01/1/20504 5	122
7,540	0.00%, 01/1/20514 5	128
194,116	0.00%, 07/1/20514 5	89,895
7,490	0.00%, 01/1/20524 5	119
7,388	0.00%, 01/1/20534 5	112
7,338	0.00%, 01/1/20544 5	105
7,237	0.00%, 01/1/20554 5	98
7,135	0.00%, 01/1/20564 5	93
7,085	0.00%, 01/1/20574 5	87
6,984	0.00%, 01/1/20584 5	82
6,933	0.00%, 01/1/20594 5	77
6,882	0.00%, 01/1/20604 5	72
6,781	0.00%, 01/1/20614 5	68
6,730	0.00%, 01/1/20624 5	64
6,629	0.00%, 01/1/20634 5	60
6,579	0.00%, 01/1/20644 5	57
6,528	0.00%, 01/1/20654 5	53
6,427	0.00%, 01/1/20664 5	48
83,706	0.00%, 01/1/20674 5	573
500,000	Public Finance Authority, BAM, 5.38%, 07/1/2047, Call 07/1/2032	536,924
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,034,804

3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,107,062
		11,012,947
	TOTAL MUNICIPAL BONDS
	(Cost $739,439,775)	713,247,303
	COMMON STOCK — 0.3%
32,339	Energy Harbor Corp.*	2,554,781
	TOTAL COMMON STOCK
	(Cost $965,130)	2,554,781

	EXCHANGE-TRADED FUND — 1.6%
136,576	iShares National Muni Bond ETF	14,411,499
	TOTAL EXCHANGE-TRADED FUND
	(Cost $14,621,617)	14,411,499

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.6%
18,027	BlackRock Long-Term Municipal Advantage Trust	169,454
41,753	BlackRock MuniVest Fund, Inc.	292,689

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
29,817	BlackRock MuniYield Quality Fund, Inc.	$345,877
55,299	BNY Mellon Municipal Income, Inc.	346,172
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	736,551
20,359	BNY Mellon Strategic Municipals, Inc.	124,394
11,444	DTF Tax-Free Income, Inc.	124,854
66,923	DWS Municipal Income Trust	576,207
17,462	Invesco Advantage Municipal Income Trust II	149,999
17,008	Invesco Municipal Opportunity Trust	168,549
21,119	Invesco Municipal Trust	209,078
10,819	Invesco Trust for Investment Grade Municipals	108,731
6,391	Neuberger Berman Municipal Fund, Inc.	66,594
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	301,190
111,999	Pioneer Municipal High Income Fund, Inc.	960,951
78,923	Western Asset Managed Municipals Fund, Inc.	794,755
6,466	Western Asset Municipal Partners Fund, Inc.	75,264
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $7,760,733)	5,551,309
	PRIVATE FUNDS[6] — 12.7%
	MacKay Municipal Credit Opportunities Fund, LP* [7]	25,438,326
	MacKay Municipal Opportunities Fund, LP* [8]	85,979,230
	TOTAL PRIVATE FUNDS
	(Cost $94,657,836)	111,417,556
	SHORT-TERM INVESTMENT — 2.4%
20,973,718	JPMorgan Prime Money Market Fund - Institutional Shares, 4.42%[9]	20,984,205
	TOTAL SHORT-TERM INVESTMENT
	(Cost $20,981,382)	20,984,205

	TOTAL INVESTMENTS — 98.9%
	(Cost $878,426,473)	868,166,653

	Other assets less liabilities — 1.1%	9,752,456
	TOTAL NET ASSETS — 100.0%	$877,919,109

*	Non-income producing security.
[1]	Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.
[2]	Floating rate security.
[3]	Alternative Minimum Tax eligible security.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[7]	The investment was acquired on 3/1/2016. The cost is $19,752,111.
[8]	The investment was acquired on 3/1/2016. The cost is $74,905,725.
[9]	The rate is the annualized seven-day yield at period end.

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

At December 31, 2022, the Aspiriant Risk-Managed Municipal Bond Fund had futures contracts as set forth below:

Interest Rate Futures Contracts:					Unrealized
	Number of		Notional		Appreciation
Expiration Date	Contracts	Description	Amount	Value	(Depreciation)
Short Futures Contracts:
March 2023	5	U.S. Treasury Long Bond	$(654,519)	$(626,719)	$27,800
March 2023	40	U.S. Treasury Ultra Futures Bond	(4,877,169)	(4,731,250)	145,919
			$(5,531,688)	$(5,357,969)	$173,719

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 91.8%
	CORE — 81.2%
3,798,396	DoubleLine Total Return Bond Fund - I Class	$33,311,931
6,946,362	MetWest Total Return Bond Fund - Plan Class[1]	58,905,148
2,719,248	PIMCO Income Fund - Institutional Class	28,144,221
2,003,930	River Canyon Total Return Bond Fund - Institutional Class[2]	19,959,149
183,685	Vanguard Total Bond Market Index Fund - Admiral Shares	1,741,334
		142,061,783
	OPPORTUNISTIC — 10.6%
960,646	GMO Emerging Country Debt Fund, Class VI	16,657,603
369,816	Vanguard High-Yield Corporate Fund - Admiral Shares	1,904,551
		18,562,154
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $190,151,131)	160,623,937
	PRIVATE FUND[3] — 5.6%
	OPPORTUNISTIC — 5.6%
	AG Direct Lending Fund IV Annex, LP4	9,733,240
	TOTAL PRIVATE FUND
	(Cost $9,434,233)	9,733,240
	SHORT-TERM INVESTMENT — 2.6%
4,609,586	JPMorgan Prime Money Market Fund - Institutional Shares, 4.42%[5]	4,611,891
	TOTAL SHORT-TERM INVESTMENT
	(Cost $4,609,981)	4,611,891
	TOTAL INVESTMENTS — 100.0%
	(Cost $204,195,345)	174,969,068
	Other assets less liabilities — 0.0%[6]	61,683
	TOTAL NET ASSETS — 100.0%	$175,030,751

[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.
[2]	Affiliated investments for which ownership exceeds 5% of the investment's capital.
[3]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[4]	The investment was acquired on 4/8/2022. The cost is $9,434,233.
[5]	The rate is the annualized seven-day yield at period end.
[6]	Rounds to less than 0.05%.

LP — Limited Partnership